Financial instruments - Fair values and risk management - Schedule of cash flow hedges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Cash flow hedges - effective portion of changes in fair value (Note 15)	$ (2,055)	$ 1,005	$ (6,164)
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Cash flow hedge reserve	(90)	(2,145)	$ (1,140)
Cash flow hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Cash flow hedges - effective portion of changes in fair value (Note 15)	(2,055)	1,005
Cash flow hedges | Interest rate risk | Variable-rate instruments
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	2,055	(1,005)
Cash flow hedge reserve	90	2,145
Cash flow hedges | Interest rate risk | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Nominal amount	92,695	111,545
Carrying amount - Assets	110	2,145
Carrying amount - Liabilities	20	0
Cash flow hedges - effective portion of changes in fair value (Note 15)	(2,055)	1,005
Hedge ineffectiveness recognized in profit or loss	$ (317)	$ 0